Trillium P21 Global Equity Fund
Trillium P21 Global Equity Fund
Investment Objective
The Trillium P21 Global Equity Fund (the “Global Equity Fund” or “Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class	Retail Class
Redemption Fee (as a percentage of Amount Redeemed) | Trillium P21 Global Equity Fund	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Trillium P21 Global Equity Fund		Institutional Class	Retail Class
Management Fees (as a percentage of Assets)	[1]	0.88%	0.88%
Distribution and Service (12b-1) Fees		none	0.23%
Other Expenses (as a percentage of Assets):		0.17%	0.22%
Expenses (as a percentage of Assets)		1.05%	1.33%
[1]	Effective February 28, 2019, the Board of Trustees has approved the reduction of the Fund’s investment advisory fee from 0.90% to 0.85%.

Example
This Example is intended to help you compare the costs of investing in the Global Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Trillium P21 Global Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	107	334	579	1,283
Retail Class	135	421	729	1,601

Portfolio Turnover
The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
The Global Equity Fund invests primarily in common stocks of companies that Trillium Asset Management, LLC (the “Adviser”) believes are leaders in managing environmental, and social risks and opportunities with an emphasis on environmental factors, have above average growth potential, and are reasonably valued. Under normal market conditions, the Fund’s net assets (plus any borrowings for investment purposes) will be fully invested, but at least 80%, in equity securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests globally and has exposure to both emerging (including frontier market countries) and developed markets. The Fund may invest in companies of any size, and seeks diversification by country and economic sector.

The Global Equity Fund generally will invest approximately 50%, and at least 40%, of its net assets in foreign companies. Foreign companies are those that either maintain their principal place of business outside of the United States, have their securities principally traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above. The Fund generally will invest in approximately 15 to 20, and in at least three, different countries outside of the United States.

The Global Equity Fund’s foreign holdings may include companies domiciled in emerging markets (including frontier market countries) as well as companies domiciled in developed markets. There is no limit to the percent of the Fund’s foreign holdings that may be invested in either emerging (including frontier market countries) or developed markets and therefore the Fund may be invested entirely in companies from emerging markets.

The Adviser believes that the best long-term investments are found in companies with above-average financial characteristics and growth potential that also excel at managing environmental risks and opportunities and societal impact. The Adviser believes that a company’s understanding of environmental and social principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value. Therefore, the Adviser conducts fundamental research to find companies with attractive environmental, societal, and financial attributes. In conducting fundamental research, the Adviser combines traditional investment information with proprietary environmental and social analysis. The Adviser believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging environmental risks and opportunities. The Adviser considers a company’s position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices.

The Adviser believes that finding companies that meet its financial and environmental standards is an important part of the process, but that it is also critical to make investments at reasonable valuations.

The Adviser may sell stocks for several reasons, including when the stock no longer meets its environmental and societal criteria or when the security declines in value and no longer reflects the investment thesis defined by the Adviser.

Additionally, the Global Equity Fund may participate in securities lending arrangements of up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Global Equity Fund. The following principal risks can affect the value of your investment:

•
Equity Risk: Equity securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small and Mid-Sized Company Risk: Investments in small to mid-sized companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•
Management Risk: The Adviser may fail to implement the Global Equity Fund’s investment strategies and meet its investment objective. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results.

•
Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between United States and foreign regulatory practices. Because securities of foreign issuers generally will not be registered with the Securities and Exchange Commission (“SEC”), and such issuers will generally not be subject to the SEC’s reporting requirements, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Additionally, with respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund invests in issuers located in emerging countries, these risks may be more pronounced. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•
Sustainability (ESG) Policy Risk: The Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the Adviser’s social and environmental standards may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

•
Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

Performance
The following performance information provides some indication of the risks of investing in the Global Equity Fund. The bar chart below illustrates how the Fund’s Retail Class shares total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for 1, 5, and 10-year periods compare with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.trilliummutualfunds.com.

Calendar Year Total Return as of December 31, * Retail Class

*	The Global Equity Fund’s year-to-date return as of September 30, 2019 was 17.36%.

During the period shown in the bar chart, the Global Equity Fund’s Retail Class shares’ highest quarterly return was 20.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -16.51% for the quarter ended September 30, 2011.

Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - Trillium P21 Global Equity Fund	Label	1 Year	5 Years	10 Years	Inception Date
MSCI All Cap World Index (Net Total Return) (reflects no deduction for fees or expenses)	MSCI All Cap World Index (Net Total Return) reflects no deduction for fees or expenses)	(9.42%)	4.26%	9.46%
Institutional Class	Institutional Class Return Before Taxes	(6.93%)	4.83%	9.07%	Mar. 30, 2007
Retail Class	Retail Class Return Before Taxes	(7.17%)	4.55%	8.76%	Sep. 30, 1999
Retail Class | After Taxes on Distributions	Retail Class Return After Taxes on Distributions	(8.02%)	3.28%	8.12%
Retail Class | After Taxes on Distributions and Sales	Retail Class Return After Taxes on Distributions and Sale of Fund Shares	(3.46%)	3.50%	7.26%

Retail Class shares of the Global Equity Fund commenced operations on September 30, 1999. Institutional Class shares of the Fund commenced operations on March 30, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). The “Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes are eligible for pass through of foreign tax credits. Shareholders can use the foreign tax credits to reduce their tax liability. With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Trillium Small/Mid Cap Fund
Trillium Small/Mid Cap Fund
Investment Objective
The Trillium Small/Mid Cap Fund (the “SMID Fund” or “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the SMID Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class	Retail Class
Redemption Fee (as a percentage of Amount Redeemed) | Trillium Small/Mid Cap Fund	(2.00%)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Trillium Small/Mid Cap Fund		Institutional Class	Retail Class
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		1.10%	1.20%
Expenses (as a percentage of Assets)		1.85%	2.20%
Fee Waiver or Reimbursement		(0.87%)	(0.87%)
Net Expenses (as a percentage of Assets)	[1]	0.98%	1.33%
[1]	Trillium Asset Management, LLC (the “Adviser” or “Trillium”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Institutional Shares to 0.98% and for the Retail Shares to 1.33% of the SMID Fund’s average daily net assets (the “Expense Caps”). The Expense Caps are indefinite, but will remain in effect until at least October 31, 2020. The Expense Caps may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the SMID Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the SMID Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Trillium Small/Mid Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	100	497	920	2,098
Retail Class	135	604	1,100	2,466

Portfolio Turnover
The SMID Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, the SMID Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small and mid-sized companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Adviser defines small- and mid-cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the S&P 1000® Index. As of September 30, 2019, the market capitalization range of companies in the S&P 1000® Index was $81.5 million to $14 billion. The Adviser seeks stocks with high quality characteristics and strong environmental, social, and governance (ESG) profiles. Trillium defines high-quality characteristics to include:

•	Financial Statement Integrity

•	Conservative Debt Management

•	Positive and Growing Cash Flow from Operations

•	Sector-leading policies and performance related to key ESG Issues

When selecting securities for the Fund, the Adviser conducts detailed financial analysis that includes a review of environmental, social, and governance issues and how they may impact stock valuation or performance. ESG factors reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet our ESG requirements or sustainability criteria typically have transparent sustainability data and policy reporting. ESG criteria may be somewhat different industry by industry.

Additionally, the Fund may invest up to 20% of its total assets in the securities of foreign issuers, including indirectly through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s foreign holdings may include companies domiciled in frontier or emerging markets as well as companies domiciled in developed markets. The Adviser may sell stocks for several reasons, including when the stock no longer meets its ESG criteria or when the security declines in value and no longer reflects the investment thesis defined by the analyst or if the security rises well beyond the capitalization range of the product.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the SMID Fund. The following risks could affect the value of your investment in the Fund:

•
Equity Risk: Equity securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Small and Mid-Sized Company Risk: Investments in small to mid-sized companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•
Management Risk: Trillium may fail to implement the Fund’s investment strategies or meet its investment objective. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results.

•
Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between United States and foreign regulatory practices. Because securities of foreign issuers generally will not be registered with the Securities and Exchange Commission (“SEC”), and such issuers will generally not be subject to the SEC’s reporting requirements, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Additionally, with respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund invests in issuers located in emerging countries, these risks may be more pronounced. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•
Sustainability (ESG) Policy Risk: The Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The application of the Adviser’s social and environmental standards may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

Performance
The following performance information provides some indication of the risks of investing in the SMID Fund. The bar chart below illustrates the Fund’s Institutional Class shares total returns have varied from year to year. The table below illustrates how the Fund’s Institutional Class shares average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index. The Fund’s Institutional Class shares past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.trilliummutualfunds.com.

Calendar Year Total Return as of December 31,* Institutional Class

*	The SMID Fund’s year-to-date return as of September 30, 2019 was 19.18%.

During the period shown in the bar chart, the SMID Fund’s Institutional Class shares’ highest quarterly return was 7.08% for the quarter ended September 30, 2016, and the lowest quarterly return was -18.85% for the quarter ended December 31, 2018.

Average Annual Total Returns as of December 31, 2018
Average Annual Total Returns - Trillium Small/Mid Cap Fund	Label	1 Year	Since Inception	Inception Date
S&P 1000® Index (reflects no deduction for fees or expenses)	S&P 1000® Index (reflects no deduction for fees or expenses)	(10.30%)	7.21%
Institutional Class	Return Before Taxes	(13.06%)	3.85%	Aug. 31, 2015
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(14.15%)	3.16%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.09%)	2.88%

Institutional Class shares of the Fund commenced operations on August 31, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). The “Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes are eligible for pass through of foreign tax credits. Shareholders can use the foreign tax credits to reduce their tax liability. With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return.